Expenses and Net Other Income - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 86,186	€ 93,426	€ 87,933
Scrap stock, slow moving & obsolete accrual	(78)	5,275	999
Work carried out by other companies	3,567	8,176	6,571
Impairment of assets	(93)	1,043
Total	€ 89,582	€ 107,920	€ 95,503